Transactions with Related Parties, Loan Agreement dated October 4, 2016 (Details) $ in Thousands	Oct. 04, 2016 USD ($) Payment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loan Agreement [Abstract]
Balance outstanding		$ 198,607	$ 196,450
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Loan Agreement [Abstract]
Borrowing capacity	$ 4,150	12,800
Number of bullet payments | Payment	1
Prepayment necessary upon delivery of M/V Knightship	$ 6,900
Balance outstanding		$ 5,900
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate	8.50%